Northern Lights Fund Trust II

Inflation Hedges Strategy Fund

Incorporated herein by reference is the definitive version of the prospectus for the Inflation Hedges Strategy Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on February 26, 2013 (SEC Accession No. 0000910472-13-000590).